UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]:   Amendment Number: _
This Amendment (Check only one.):                [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Invesco Private Capital, Inc.
Address:       1555 Peachtree Street, N.E.
               Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Trapani
Title:    Chief Compliance Officer
Phone:    404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani     Atlanta, GA     05/10/2010
[Signature]              [City, State]      [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
028-12271                    Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     555,529 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
A       028-12271                Invesco Private Capital, Inc.
1       028-13083                WL Ross & Co. LLC

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



Security                             Title Of  Cusip     Market    Par Value  SH/  Put/  Invest-     Other  Voting   Voting  Voting
Description                          Class               Value                PRN  Call  ment        Mgrs   Sole     Shared  None
                                                         Thousands                       Discretion

Assured Guaranty Ltd.                Common    G0585R106    351880  16016396  SH         DEFINED         1  16016396      0       0
International Coal Group             Common    45928H106    112136  24537423  SH         DEFINED         1  24537423      0       0
Jo-Ann Stores Inc.                   Common    47758P307      4070     96949  SH         DEFINED         1     96949      0       0
Lear Corp                            Common    521865204      2682     33800  SH         DEFINED         1     33800      0       0
Cooper Tire & Rubber                 Common    216831107      5231    275000  SH         DEFINED         1    275000      0       0
Retail holdrs Tr Dep rcpt            Common    76127U101      1507     15000  SH         DEFINED         1     15000      0       0
Select Sector SPDR TR SBI Int-Finl   Common    81369Y605      3350    210000  SH         DEFINED         1    210000      0       0
Select Sector SPDR TR SBI Int-INDS   Common    81369Y704      1250     40000  SH         DEFINED         1     40000      0       0
SPDR Series Trust  S&P Retail        ETF       78464A714      1239     30000  SH         DEFINED         1     30000      0       0
United Sates Oil Fund LP Units       Common    91232N108      3223     80000  SH         DEFINED         1     80000      0       0
SPDR Gold Trust                      Common    78463V107      3377     31000  SH         DEFINED         1     31000      0       0
SPDR Index Shs S&P CHINA             ETF       78463X400      2894     40173  SH         DEFINED         1     40173      0       0
Callidus Software, Inc.              Common    13123E500      6159   1701406  SH         DEFINED             1701406      0       0
Cyclacel Pharmaceuticals             Common    23254L108      1751    814213  SH         DEFINED              814213      0       0
Infinera, Inc.                       Common    45667G103       530     62150  SH         DEFINED               62150      0       0
Infinity Pharmaceuticals             Common    45665G303       173     28437  SH         DEFINED               28437      0       0
JDS UniPhase Corp                    Common    46612J507        42      3392  SH         DEFINED                3392      0       0
MetroPCS                             Common    591708102     23151   3269940  SH         DEFINED             3269940      0       0
Oplink Communications                Common    68375Q403       506     27277  SH         DEFINED               27277      0       0
LSI Logic Corporation                Common    502161102        76     12372  SH         DEFINED               12372      0       0
National Finl Partners Corp Notes    Common    63607PAA7     30303  36075000  PRN        DEFINED         1  36075000      0       0

Grand Total (in Thousands)                                  555529
total count                                                     21

